DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 11 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC 815-40, Contracts in Entity’s Own Equity, under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company had $80,000 (1 note) of convertible debt, which is treated as derivative instruments outstanding at September 30, 2021 and June 30, 2021.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at September 30, 2021, the last trading day of the period ended September 30, 2021, was $0.026. The Volatility, expected remaining term and risk-free interest rates used to estimate the fair value of derivative liabilities at September 30, 2021 are indicated in the table that follows. The expected term is equal to the remaining term of the warrants or convertible instruments and the risk-free rate is based upon rates for treasury securities with the same term.

Convertible Debt

	Initial Valuations (on new derivative instruments entered into during the three months ended September 30, 2021)	September 30, 2021
Volatility	-	206.00%
Expected Remaining Term (in years)	-	0.01
Risk Free Interest Rate	-	0.07%
Expected dividend yield	None	None

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

(Unaudited)

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2021 and June 30, 2021:

	Balance at September 30, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$58,124	$—	$—	$58,124
Total	$58,124	$—	$—	$58,124

	Balance at June 30, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$54,220	$—	$—	$54,220
Total	$54,220	$—	$—	$54,220

The following is a roll forward for the three months ended September 30, 2021 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2021	$54,220
Change in fair value included in statements of operations	3,904
Balance at September 30, 2021	$58,124

NOTE 12 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC 815-40, Contracts in Entity’s Own Equity, under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company had $80,000 (1 note) and $126,500 (3 notes) of convertible debt, which is treated as derivative instruments outstanding at June 30, 2021 and 2020 respectively.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at June 30, 2021, the last trading day of the fiscal year ended June 30, 2021, was $0.0517. Volatility, expected remaining term and risk-free interest rates used to estimate the fair value of derivative liabilities at June 30, 2021 and 2020 are indicated in the table that follows. The expected term is equal to the remaining term of the warrants or convertible instruments and the risk free rate is based upon rates for treasury securities with the same term.

Convertible Debt

	Initial Valuations during the year ended June 30, 2021	Initial Valuations during the year ended June 30, 2020	June 30, 2021	June 30, 2020
Volatility	N/A	227-279%	222%	264%
Expected remaining term	N/A	1.00	0.01	0.01 – 0.70
Risk-free interest rate	N/A	1.53 – 1.59%	0.05%	0.13 – 0.18%
Expected dividend yield	N/A	None	None	None

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2021:

	Balance at June 30, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$54,220	$—	$—	$54,220
Total	$54,220	$—	$—	$54,220

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2020:

	Balance at June 30, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$177,009	$—	$—	$177,009
Total	$177,009	$—	$—	$177,009

The following is a roll forward for the years ended June 30, 2021 and 2020 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2019	$698,264
Reductions due to conversions	(362,962)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	227,000
Initial fair value of embedded conversion option derivative liability recorded as expense	351,461
Change in fair value included in statements of operations	(736,754)
Balance at June 30, 2020	177,009
Gain on debt extinguishment	(130,975)
Change in fair value included in statements of operations	8,186
Balance at June 30, 2021	$54,220